Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
C000016734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000016738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000016737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000016739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016734
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	0.72%	2.14%
Without Sales Load [Member] | C000016738
Average Annual Return [Line Items]
Average Annual Return, Percent	6.60%	0.98%	2.40%
Without Sales Load [Member] | C000016737
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	(0.02%)	1.37%
Without Sales Load [Member] | C000016739
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%	0.98%	2.40%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	2.25%